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[SUTHERLAND LETTERHEAD]             1275 Pennsylvania Avenue,         Atlanta
                                                           NW         Austin
                                   Washington, DC  20004-2415         Houston
                                                 202.383.0100         New York
                                             Fax 202.637.3593         Tallahasee
                                           www.sutherland.com         Washington
                                                                      DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

October 30, 2009

Re:  Pre-Effective Amendment No. 1
     MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     File Nos. 333-161443/811-03365 (MetLife Growth and Guaranteed Income)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering certain individual single premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. All financial statements and exhibits to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the SEC Staff on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above registration statement to November 3, 2009, or as soon thereafter as is reasonably practicable. The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments, please call the undersigned at
(202) 383-0590.


Sincerely,

/s/ W. Thomas Conner
-------------------------------
W. Thomas Conner

Attachment

cc:  John Towers, Esq.
     Michele H. Abate, Esq.
     Lisa A. Flanagan, Esq.